DEBT - Maturity of Debt (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 7,967
2022	8,000
2023	187,884
2024	0
2025 and thereafter	0
Debt, net	$ 203,851	$ 208,239